ALLOWANCE FOR LOAN LOSSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Allowance for Loan Losses and Related Investment

	Business Loans	Personal Loans	Total (Unaudited)
For the three months ended September 30, 2013
Beginning balance	$1,212,810	$512,416	$1,725,226
Charge-offs	-	-	-
Recoveries	(288,313)	(50,006)	(338,319)
Provisions	-	-	-
Ending balance	924,497	462,410	1,386,907
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$924,497	$462,410	$1,386,907

	Business Loans	Personal Loans	Total (Unaudited)
For the three months ended September 30, 2012
Beginning balance	$686,395	$122,276	$808,671
Charge-offs	-	-	-
Recoveries	(14,016)	-	(14,016)
Provisions	-	14,024	14,024
Ending balance	672,379	136,300	808,679
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$672,379	$136,300	$808,679

	Business Loans	Personal Loans	Total (Unaudited)
For the nine months ended September 30, 2013
Beginning balance	$638,471	$219,342	$857,813
Charge-offs	-	-	-
Recoveries	(288,313)	(140,882)	(429,195)
Provisions	574,339	383,950	958,289
Ending balance	924,497	462,410	1,386,907
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$924,497	$462,410	$1,386,907

	Business Loans	Personal Loans	Total (Unaudited)
For the nine months ended September 30, 2012
Beginning balance	$663,867	$102,806	$766,673
Charge-offs	-	-	-
Recoveries	(14,016)	(3,646)	(17,662)
Provisions	22,528	37,140	59,668
Ending balance	672,379	136,300	808,679
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$672,379	$136,300	$808,679

	Business Loans	Personal Loans	Total
Allowance for loan losses for the year ended December 31, 2012:
Beginning balance	$663,867	$102,806	$766,673
Charge-offs	-	-	-
Recoveries	(25,396)	-	(25,396)
Provisions	-	116,536	116,536
Ending balance	$638,471	$219,342	$857,813
Ending balance:
individually evaluated for impairment	$-	$-	$-
Ending balance:
collectively evaluated for impairment	$638,471	$219,342	$857,813

	Business Loans	Personal Loans	Total
Allowance for loan losses for the year ended December 31, 2011:
Beginning balance	$603,098	$93,223	$696,321
Charge-offs	-	-	-
Recoveries	-	-	-
Provisions	60,769	9,583	70,352
Ending balance	$663,867	$102,806	$766,673
Ending balance:
individually evaluated for impairment	$-	$-	$-
Ending balance:
collectively evaluated for impairment	$663,867	$102,806	$766,673

Schedule of Loan Portfolio by the Aggregate Pass Rating and the Classified Ratings

	Pass	Special Mention	Substandard	Doubtful	Total (Unaudited)

Business loans	$50,915,654	$1,025,407	$81,382	$1,767,286	$53,789,729
Personal loans	35,241,459	537,118	81,382	862,644	36,722,603
	$86,157,113	$1,562,525	$162,764	$2,629,930	$90,512,332

	Pass	Special Mention	Substandard	Doubtful	Total

Business loans	$61,138,762	$1,344,320	$79,257	$1,284,741	$63,847,080
Personal loans	21,594,332	-	38,569	301,312	21,934,213
	$82,733,094	$1,344,320	$117,826	$1,586,053	$85,781,293

	Pass	Special Mention	Substandard	Doubtful	Total

Corporate loans	61,138,762	1,344,320	79,257	1,284,741	63,847,080
Personal loans	21,594,332	-	38,569	301,312	21, 934,213
Total	82,733,094	1,344,320	117,826	1,586,053	85,781,293

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2011:

	Pass	Special Mention	Substandard	Doubtful	Total

Corporate loans	66,509,102	-	-	-	66,509,102
Personal loans	10,015,727	141,543	39,317	83,973	10,280,560
Total	76,524,829	141,543	39,317	83,973	76,789,662